FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,097,300	$ 1,797,900
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	621,883	404,191
Total financial liabilities	100,182	7,222
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	100,182	7,222
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	7,646	8,148
Fair value measurement at Recurring basis | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	559,165	323,711
Fair value measurement at Recurring basis | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	53,724	21,546
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	1,348	50,786
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	526,726	293,145
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	526,726	293,145
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	95,157	111,046
Total financial liabilities	100,182	7,222
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	100,182	7,222
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	7,646	8,148
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	32,439	30,566
Fair value measurement at Recurring basis | Level 2 | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	53,724	21,546
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 1,348	$ 50,786